Fundamental All Cap Core Trust Expense Example - Fundamental All Cap Core Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	953
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,189
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	$ 894